Events after the reporting date	12 Months Ended
Dec. 31, 2022
Events after the reporting date [Abstract]
Events after the reporting date
21. Events after the reporting date

In January 2023, the Group entered into an agreement for 391 square meters of office space. The term of the lease is five years and annual cashflows associated with it are $0.3 million.